UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska	68197
(Address of principal executive offices)	(Zip code)

Daniel W. Koors Jackson Fund Services 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 662-4203

Date of fiscal year end:	March 31

Date of reporting period:	October 1, 2014 – December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 36.4%
$725,000	Ally Auto Receivables Trust, 1.53%, 02/15/18	$722,341
865,000	American Express Credit Account Master Trust, 0.53%, 05/15/19 (a)	862,371
168,164	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	178,020
495,000	Cabela’s Master Credit Card Trust, 1.45%, 06/15/17	496,964
975,000	Cabela’s Master Credit Card Trust, 2.17%, 08/15/18 (b)	981,078
510,000	Capital One Multi-Asset Execution Trust, 1.48%, 09/15/17	510,203
965,000	Chase Issuance Trust, 1.15%, 01/17/17	964,822
68,438	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	69,738
974,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	1,080,517
1,051,625	Citicorp Residential Mortgage Securities REMIC, 5.90%, 07/25/36 (a)	1,094,515
562,423	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/01/36 (a)	589,023
446,316	Citigroup Mortgage Loan Trust Inc. REMIC, 5.84%, 07/25/36 (a)	463,063
694,501	Citigroup Mortgage Loan Trust Inc. REMIC, 0.32%, 08/25/36 (a)	659,556
45,126	Citigroup Mortgage Loan Trust Inc. REMIC, 0.32%, 10/25/36 (a)	45,036
106,622	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	108,158
241,106	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.61%, 10/25/30 (a) (b)	208,179
1,870,003	COMM Mortgage Trust Interest Only REMIC, 1.53%, 02/10/23 (a)	123,648
250,265	Countrywide Asset-Backed Certificates REMIC, 4.46%, 09/25/32 (a)	250,263
321,943	Countrywide Asset-Backed Certificates REMIC, 0.35%, 12/25/34 (a)	315,413
441,483	Countrywide Asset-Backed Certificates REMIC, 0.54%, 11/25/35 (a)	435,322
57,605	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	57,549
257,854	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.29%, 02/25/33 (a)	240,005
941,642	Credit-Based Asset Servicing and Securitization LLC REMIC, 6.02%, 12/25/37 (a)	985,007
550,000	Crown Castle Towers LLC, 4.17%, 08/15/17	575,651
187,070	DBUBS Mortgage Trust Interest Only REMIC, 1.40%, 08/10/44 (a)	4,025
525,000	Eaton Vance CDO IX Ltd., 0.88%, 04/20/19 (a)	514,873
585,000	Eaton Vance CLO Ltd., 1.68%, 07/15/26 (a)	579,302
205,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/16	205,457
915,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/17	950,586
580,000	FREMF Mortgage Trust REMIC, 2.73%, 10/25/17 (a)	582,496
540,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/18 (a)	563,913
654,354	Fremont Home Loan Trust REMIC, 1.04%, 11/25/34 (a)	610,860
595,000	Gallatin CLO III Ltd., 0.57%, 05/15/21 (a)	576,835
450,000	GE Capital Commercial Mortgage Corp. REMIC, 5.04%, 07/10/45 (a)	456,830
694,516	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.82%, 03/25/34 (a)	693,820
566,606	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/16 (b)	580,204
234,365	GSAMP Trust REMIC, 0.38%, 01/25/36 (a)	229,790
700,000	Honda Auto Receivables Owner Trust, 1.18%, 06/19/17	697,328
585,000	ING IM CLO Ltd., 1.68%, 01/18/26 (a)	579,861
394,942	Irwin Home Equity Loan Trust, 1.52%, 02/25/29 (a)	378,343
251,132	Irwin Whole Loan Home Equity Trust REMIC, 1.26%, 11/25/28 (a)	246,039
389,175	Irwin Whole Loan Home Equity Trust REMIC, 0.64%, 12/25/29 (a)	381,666
594,867	Irwin Whole Loan Home Equity Trust REMIC, 1.52%, 06/25/34 (a)	553,940
1,060,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 06/15/18	1,078,392
560,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 06/15/18	598,447
980,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 06/15/19	1,001,226
840,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.40%, 07/25/36 (a)	799,439

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$490,368	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	$515,011
895,000	Long Beach Mortgage Loan Trust REMIC, 1.07%, 10/25/34 (a)	847,609
343,529	Long Beach Mortgage Loan Trust REMIC, 0.90%, 04/25/35 (a)	343,083
1,752,570	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.48%, 12/15/48 (a)	109,143
984,712	Morgan Stanley Capital I Trust REMIC, 3.22%, 09/15/16	1,015,836
866,221	Morgan Stanley Capital I Trust REMIC, 5.59%, 04/12/49 (a)	872,306
308,424	Morgan Stanley Home Equity Loan Trust REMIC, 0.87%, 12/25/34 (a)	308,281
285,000	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)	291,801
104,199	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.84%, 06/25/35 (a)	103,520
206,836	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	157,358
210,000	NovaStar Mortgage Funding Trust Series REMIC, 1.89%, 03/25/35 (a)	203,612
190,000	OneMain Financial Issuance Trust, 2.43%, 08/18/17 (c)	189,996
35,251	Origen Manufactured Housing Contract Trust, 5.22%, 05/15/32	35,190
3,525	Origen Manufactured Housing Contract Trust, 7.17%, 05/15/32	3,519
358,902	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	378,526
660,000	Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.14%, 10/25/34 (a)	652,945
122,782	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	123,171
586,350	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 11/25/35 (a)	586,819
738,697	Preferred Term Securities XII Ltd., 0.94%, 12/24/33 (a) (b)	607,579
693,605	Preferred Term Securities XIV Ltd., 0.72%, 06/24/34 (a) (b)	547,948
711,756	Preferred Term Securities XXIV Ltd., 0.54%, 03/22/37 (a) (b)	516,023
779,832	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	783,090
77,577	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	77,891
73,094	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	76,382
165,790	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	164,053
850,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.68%, 06/25/35 (a)	826,667
75,116	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 06/25/33	75,507
241,650	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	246,364
91,132	Residential Asset Securities Corp. Trust REMIC, 3.77%, 01/25/32 (a)	91,166
208,328	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	211,283
297,881	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33	303,616
110,490	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	113,744
246,471	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	247,471
350,938	Salomon Brothers Mortgage Securities VII Inc. REMIC, 6.93%, 06/25/28	341,108
980,000	Springleaf Mortgage Loan Trust REMIC, 3.56%, 12/25/59 (a)	994,280
440,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)	450,186
211,954	Structured Asset Securities Corp. Mortgage Pass-Through Trust REMIC, 1.82%, 11/25/34 (a)	202,190
70,898	Terwin Mortgage Trust REMIC, 3.09%, 11/25/35 (a)	70,850
312,149	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32	336,970
300,124	Vanderbilt Mortgage Finance REMIC, 6.57%, 08/07/24	304,040
376,733	Vanderbilt Mortgage Finance, 5.84%, 02/07/26	381,508
467,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 04/15/22	469,251
147,607	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.55%, 12/25/35 (a)	145,925
100,463	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.31%, 07/25/36 (a)	99,965
825,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/17	839,013
725,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 11/15/20	772,448

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$268,078	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 1.09%, 02/15/44 (a)	$7,988
Total Non-U.S. Government Agency Asset-Backed Securities (cost $41,627,918)		41,922,346
Corporate Bonds - 24.4%
Consumer Discretionary - 3.8%
449,000	DIRECTV Holdings LLC, 2.40%, 03/15/17	457,498
560,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	569,727
360,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	381,600
405,000	Hanesbrands Inc., 6.38%, 12/15/20	429,300
520,000	Maytag Corp., 5.00%, 05/15/15	527,186
292,000	Mohawk Industries Inc., 6.13%, 01/15/16 (d)	305,786
1,025,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	1,021,955
695,000	Whirlpool Corp., 1.65%, 11/01/17	692,746
		4,385,798
Consumer Staples - 2.3%
825,000	Cargill Inc., 1.90%, 03/01/17 (b)	833,656
835,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	853,339
550,000	Church & Dwight Co. Inc., 2.45%, 12/15/19	549,710
395,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	408,825
		2,645,530
Energy - 0.4%
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	502,912
Financials - 14.4%
735,000	ACE INA Holdings Inc., 5.60%, 05/15/15	747,575
910,000	American Express Bank FSB, 0.46%, 06/12/17 (a)	905,389
1,150,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,144,401
1,005,000	Bank of America Corp., 5.65%, 05/01/18	1,116,528
1,127,000	Citigroup Inc., 2.55%, 04/08/19	1,134,412
935,000	CME Group Index Services LLC, 4.40%, 03/15/18 (b)	1,011,748
290,000	General Electric Capital Corp., 0.50%, 08/07/18 (a)	287,081
585,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	627,412
440,000	Genworth Holdings Inc., 4.80%, 02/15/24	356,676
725,000	Hartford Financial Services Group Inc., 5.50%, 03/30/20	819,314
960,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	1,033,248
1,088,000	KeyBank NA, 4.95%, 09/15/15	1,119,108
630,000	Metropolitan Life Global Funding I, 3.13%, 01/11/16	646,512
1,070,000	Morgan Stanley, 4.75%, 03/22/17	1,139,822
1,081,000	Murray Street Investment Trust I, 4.65%, 03/09/17	1,140,948
670,000	Pricoa Global Funding I, 0.47%, 06/24/16 (a) (b)	670,142
930,000	Regions Financial Corp., 2.00%, 05/15/18	920,956
650,000	State Street Bank & Trust Co., 0.44%, 12/08/15 (a)	649,393
935,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (e)	1,032,006
		16,502,671
Industrials - 1.6%
970,000	Burlington Northern Santa Fe LLC, 5.75%, 03/15/18	1,087,234
745,000	Textron Inc., 6.20%, 03/15/15	752,477
		1,839,711
Information Technology - 0.9%
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,057,501
Telecommunication Services - 0.5%
585,000	Verizon Communications Inc., 2.63%, 02/21/20	578,312
Utilities - 0.5%
565,000	Georgia Power Co., 3.00%, 04/15/16	580,321
Total Corporate Bonds (cost $28,041,726)		28,092,756
Government and Agency Obligations - 38.1%
GOVERNMENT SECURITIES - 33.7%
Municipals - 2.4%
380,000	City of Omaha, Nebraska, RB, 2.40%, 12/01/16	385,871
250,000	Lincoln Airport Authority, 1.33%, 07/01/16	249,252
665,000	Montana Board of Housing, 1.60%, 06/01/16	669,336
270,000	Nebraska Investment Finance Authority, 0.90%, 03/01/15	270,246
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	614,934

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$265,000	North Carolina Housing Finance Agency, 2.34%, 01/01/19	$266,813
325,000	State of Mississippi, 2.63%, 11/01/16	334,675
		2,791,127
Treasury Inflation Index Securities - 0.7%
726,077	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (f)	723,581
U.S. Treasury Securities - 30.6%
12,390,000	U.S. Treasury Note, 0.25%, 12/15/15	12,390,000
7,210,000	U.S. Treasury Note, 1.75%, 05/31/16	7,339,275
11,440,000	U.S. Treasury Note, 0.63%, 09/30/17	11,312,192
4,175,000	U.S. Treasury Note, 1.25%, 01/31/19	4,134,553
		35,176,020
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 4.4%
Federal Home Loan Mortgage Corp. - 0.6%
3,553,662	Federal Home Loan Mortgage Corp. Interest Only REMIC, 1.68%, 08/25/16 (a)	67,143
287,138	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	301,314
296,249	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	303,080
		671,537
Federal National Mortgage Association - 3.4%
145,328	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	152,279
280,466	Federal National Mortgage Association REMIC, 4.50%, 08/25/21	281,640
68,726	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	70,225
317,436	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	335,371
1,156,886	Federal National Mortgage Association Interest Only, 3.00%, 10/01/26	1,205,188
470,161	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	484,470
613,187	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	624,857
776,109	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	812,482
231,424	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	12,901
		3,979,413
Government National Mortgage Association - 0.4%
407,383	Government National Mortgage Association, 4.72%, 06/20/61	437,610
Total Government and Agency Obligations (cost $43,782,524)		43,779,288
Preferred Stocks - 0.4%
550	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 02/09/15) (e)	449,625
Total Preferred Stocks (cost $564,328)		449,625
Short Term Investments - 0.1%
Investment Company - 0.1%
111,920	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	111,920
Total Short Term Investments (cost $111,920)		111,920
Total Investments - 99.4% (cost $114,128,416)		114,355,935
Other assets in excess of liabilities - 0.6%		660,081
NET ASSETS - 100%		$ 115,016,016

(a)                                                         Variable rate security. The rate reflected is the rate in effect at December 31, 2014.

(b)                                                         The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors.  As of December 31, 2014, the aggregate value of these liquid securities was $7,509,783 which represented 6.5% of net assets.

(c)                                                          Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Investments.

(d)                                                         The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e)                                                          Perpetual maturity security.

(f)                                                           U.S. Treasury inflation indexed note, par amount is adjusted for inflation.

(g)                                                          Dividend yield changes daily to reflect current market conditions.  Rate was the quoted yield as of December 31, 2014.

See accompanying Notes to Portfolio Investments.

ABS                                               Asset Backed Security

AMBAC                        AMBAC Indemnity Corp.

CDO                                             Collateralized Debt Obligation

CLO                                              Collateralized Loan Obligation

RB                                                      Revenue Bond

REMIC                             Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 35.2%
$800,000	Ally Auto Receivables Trust, 1.53%, 02/15/18	$797,066
530,000	American Tower Trust I, 3.07%, 03/15/23	526,889
1,227,402	Banc of America Commercial Mortgage Inc. REMIC, 5.15%, 11/10/15 (a)	1,252,704
714,365	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (a)	735,941
470,000	Cabela’s Master Credit Card Trust, 1.63%, 02/15/17	472,561
685,000	Cabela’s Master Credit Card Trust, 2.71%, 02/15/23 (b)	678,620
1,000,000	Capital One Multi-Asset Execution Trust, 1.48%, 09/15/17	1,000,397
785,000	Chase Issuance Trust, 1.15%, 01/17/17	784,855
77,563	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	79,037
680,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	754,365
1,141,398	Citicorp Residential Mortgage Securities REMIC, 5.90%, 07/25/36 (a)	1,187,949
471,407	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	512,918
774,139	Citigroup Mortgage Loan Trust Inc. REMIC, 4.00%, 01/25/35 (a)	805,136
534,889	Citigroup Mortgage Loan Trust Inc. REMIC, 5.84%, 07/25/36 (a)	554,959
731,054	Citigroup Mortgage Loan Trust Inc. REMIC, 0.32%, 08/25/36 (a)	694,270
35,869	Citigroup Mortgage Loan Trust Inc. REMIC, 0.32%, 10/25/36 (a)	35,798
157,395	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	159,662
219,048	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.61%, 10/25/30 (a) (b)	189,133
1,870,003	COMM Mortgage Trust Interest Only REMIC, 1.53%, 02/10/23 (a)	123,648
268,548	Countrywide Asset-Backed Certificates REMIC, 4.46%, 09/25/32 (a)	268,546
201,896	Countrywide Asset-Backed Certificates REMIC, 0.35%, 12/25/34 (a)	197,802
461,224	Countrywide Asset-Backed Certificates REMIC, 0.54%, 11/25/35 (a)	454,787
57,605	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	57,549
89,381	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	92,359
257,854	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.29%, 02/25/33 (a)	240,005
842,522	Credit-Based Asset Servicing and Securitization LLC REMIC, 6.02%, 12/25/37 (a)	881,322
187,070	DBUBS Mortgage Trust Interest Only REMIC, 1.40%, 08/10/44 (a)	4,025
525,000	Eaton Vance CDO IX Ltd., 0.88%, 04/20/19 (a)	514,873
630,000	Eaton Vance CLO Ltd., 1.68%, 07/15/26 (a)	623,864
545,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/16	546,216
520,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/17	540,224
760,000	FREMF Mortgage Trust REMIC, 2.73%, 10/25/17 (a)	763,270
715,000	FREMF Mortgage Trust REMIC, 4.16%, 09/25/18 (a)	746,663
670,000	Gallatin CLO III Ltd., 0.57%, 05/15/21 (a)	649,545
480,819	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.82%, 03/25/34 (a)	480,337
622,717	Greenpoint Manufactured Housing REMIC, 7.27%, 06/15/29	627,199
656,596	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/16 (b)	672,354
216,337	GSAMP Trust REMIC, 0.38%, 01/25/36 (a)	212,114
650,000	ING IM CLO Ltd., 1.68%, 01/18/26 (a)	644,290
394,942	Irwin Home Equity Loan Trust, 1.52%, 02/25/29 (a)	378,343
261,382	Irwin Whole Loan Home Equity Trust REMIC, 1.26%, 11/25/28 (a)	256,081
657,761	Irwin Whole Loan Home Equity Trust REMIC, 0.64%, 12/25/29 (a)	645,070
656,667	Irwin Whole Loan Home Equity Trust REMIC, 1.52%, 06/25/34 (a)	611,488
1,200,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 06/15/18	1,220,821
760,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 06/15/18	812,179
1,055,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 06/15/19	1,077,850

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$860,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.40%, 07/25/36 (a)	$818,473
717,516	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	753,575
1,343,625	Morgan Stanley Capital I Trust REMIC, 3.22%, 09/15/16	1,386,093
1,034,865	Morgan Stanley Capital I Trust REMIC, 5.59%, 04/12/49 (a)	1,042,135
1,290,000	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)	1,320,782
104,215	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.84%, 06/25/35 (a)	103,535
224,746	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	170,983
365,000	NovaStar Mortgage Funding Trust REMIC, 1.82%, 03/25/35 (a)	358,806
224,000	NovaStar Mortgage Funding Trust Series REMIC, 1.89%, 03/25/35 (a)	217,186
525,000	OneMain Financial Issuance Trust, 2.43%, 08/18/17 (c)	524,990
438,658	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	462,643
19,972	Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.10%, 10/25/34 (a)	19,970
726,379	Preferred Term Securities XII Ltd., 0.94%, 12/24/33 (a) (b)	597,446
693,605	Preferred Term Securities XIV Ltd., 0.72%, 06/24/34 (a) (b)	547,948
896,396	Preferred Term Securities XXI Ltd., 0.88%, 03/22/38 (a) (b)	448,198
764,872	Preferred Term Securities XXIV Ltd., 0.54%, 03/22/37 (a) (b)	554,533
958,277	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	962,281
81,184	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	81,512
360,959	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	377,196
111,683	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	110,513
870,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.68%, 06/25/35 (a)	846,118
109,547	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	110,117
202,986	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	206,946
193,793	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	196,542
110,490	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	113,744
982,625	Salomon Brothers Mortgage Securities VII Inc. REMIC, 6.93%, 06/25/28	955,103
1,065,000	Springleaf Mortgage Loan Trust REMIC, 3.56%, 12/25/59 (a)	1,080,518
1,060,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)	1,084,540
264,937	Structured Asset Securities Corp. REMIC, 1.22%, 11/25/34 (a)	250,013
38,164	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.80%, 09/25/33 (a)	39,138
229,616	Structured Asset Securities Corp. Mortgage Pass-Through Trust REMIC, 1.82%, 11/25/34 (a)	219,039
834,256	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32	900,593
197,785	Vanderbilt Mortgage Finance, 5.84%, 02/07/26	200,292
890,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 04/15/22	894,291
1,159,845	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 2.10%, 10/17/45 (a)	122,836
278,474	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.55%, 12/25/35 (a)	275,301
60,241	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.31%, 07/25/36 (a)	59,942
111,694	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 11/25/36	115,101
1,045,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/17	1,062,750
995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	999,800
Total Non-U.S. Government Agency Asset-Backed Securities (cost $46,280,143)		46,156,606
Corporate Bonds - 23.4%
Consumer Discretionary - 2.8%
681,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	692,829
320,000	DIRECTV Holdings LLC, 3.95%, 01/15/25	322,518
400,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	424,000
460,000	Hanesbrands Inc., 6.38%, 12/15/20	487,600

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$252,000	Mohawk Industries Inc., 6.13%, 01/15/16 (d)	$263,898
500,000	Newell Rubbermaid Inc., 4.00%, 06/15/22	518,234
220,000	Newell Rubbermaid Inc., 4.00%, 12/01/24	224,527
695,000	Whirlpool Corp., 4.85%, 06/15/21	762,691
		3,696,297
Consumer Staples - 2.4%
565,000	Cargill Inc., 3.25%, 11/15/21 (b)	584,066
445,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	454,773
455,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	470,925
644,000	PepsiCo Inc., 4.88%, 11/01/40	723,499
670,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	855,570
		3,088,833
Energy - 1.1%
600,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	585,743
545,000	Tosco Corp., 8.13%, 02/15/30	792,894
		1,378,637
Financials - 11.1%
355,000	ACE INA Holdings Inc., 5.90%, 06/15/19	407,715
538,620	Altitude Investments 16 LLC, 2.49%, 03/14/26	534,223
480,000	American Express Co., 6.80%, 09/01/66 (a)	502,800
710,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	706,543
790,000	Bank of America Corp., 4.13%, 01/22/24	829,622
520,000	Bank of New York Mellon Corp., 2.30%, 09/11/19	522,574
578,000	Chubb Corp., 6.80%, 11/15/31	803,582
810,000	Citigroup Inc., 2.55%, 04/08/19	815,327
369,000	Crown Castle International Corp., 4.88%, 04/15/22	372,690
689,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	738,953
425,000	Genworth Holdings Inc., 4.80%, 02/15/24	344,516
645,000	Goldman Sachs Group Inc., 6.45%, 05/01/36	779,614
615,000	Hartford Financial Services Group Inc., 5.50%, 03/30/20	695,004
625,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	672,688
694,000	KeyBank NA, 4.95%, 09/15/15	713,843
765,000	KeyBank NA, 2.50%, 12/15/19	768,133
625,000	Metropolitan Life Global Funding I, 3.13%, 01/11/16	641,381
770,000	Morgan Stanley, 4.75%, 03/22/17	820,246
595,000	Prudential Financial Inc., 7.38%, 06/15/19	715,280
700,000	Regions Financial Corp., 2.00%, 05/15/18	693,193
375,000	State Street Bank & Trust Co., 0.44%, 12/08/15 (a)	374,650
363,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (e)	374,801
625,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (e)	689,844
		14,517,222
Health Care - 0.1%
160,000	Pfizer Inc., 6.20%, 03/15/19	186,142

Industrials - 2.0%
810,000	Burlington Northern Santa Fe LLC, 3.75%, 04/01/24	842,371
370,000	Textron Inc., 6.20%, 03/15/15	373,713
630,000	Textron Inc., 3.65%, 03/01/21	646,749
619,000	United Technologies Corp., 6.13%, 07/15/38	816,545
		2,679,378
Information Technology - 1.0%
535,000	Intel Corp., 4.80%, 10/01/41	587,558
575,000	Oracle Corp., 6.13%, 07/08/39	746,466
		1,334,024
Materials - 1.4%
788,000	Dow Chemical Co., 3.00%, 11/15/22	769,925
405,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	459,124
586,000	Mosaic Co., 3.75%, 11/15/21	609,909
		1,838,958
Telecommunication Services - 0.6%
715,000	Verizon Communications Inc., 5.15%, 09/15/23	789,527

Utilities - 0.9%
315,000	Alabama Power Co., 5.50%, 10/15/17	348,404
639,000	PacifiCorp, 6.25%, 10/15/37	864,757
		1,213,161
Total Corporate Bonds (cost $30,073,151)		30,722,179

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
Government and Agency Obligations - 38.6%
GOVERNMENT SECURITIES – 19.7%
Municipals - 2.9%
$724,696	Florida HomeLoan Corp., 3.00%, 01/01/36	$741,378
420,000	Montana Board of Housing, 2.38%, 06/01/20	425,221
340,000	New York City Municipal Water Finance Authority, 5.72%, 06/15/42	448,423
375,000	New York City Transitional Finance Authority, 5.77%, 08/01/36	470,149
225,000	State of Connecticut, 4.95%, 12/01/20	248,598
225,000	State of Connecticut, 5.63%, 12/01/29	269,260
240,000	University of Michigan, 6.01%, 04/01/25	274,298
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	372,603
410,000	West Haymarket Joint Public Agency, 6.00%, 12/15/39	540,847
		3,790,777
Treasury Inflation Index Securities - 0.8%
996,578	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	970,886
U.S. Treasury Securities - 16.0%
1,745,000	U.S. Treasury Bond, 5.38%, 02/15/31	2,433,731
1,105,000	U.S. Treasury Bond, 4.75%, 02/15/37	1,525,936
4,745,000	U.S. Treasury Bond, 3.63%, 08/15/43	5,583,532
2,200,000	U.S. Treasury Note, 0.25%, 12/15/15	2,200,000
1,575,000	U.S. Treasury Note, 0.63%, 09/30/17	1,557,404
3,000,000	U.S. Treasury Note, 1.25%, 01/31/19	2,970,936
2,025,000	U.S. Treasury Note, 2.00%, 02/28/21	2,038,288
2,795,000	U.S. Treasury Note, 1.63%, 11/15/22	2,709,621
		21,019,448
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 18.9%
Federal Home Loan Mortgage Corp. - 4.9%
4,098,770	Federal Home Loan Mortgage Corp. Interest Only REMIC, 1.68%, 08/25/16 (a)	77,442
968,424	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,009,272
1,669,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,788,622
104,518	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	110,474
460,831	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	471,458
1,184,473	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,289,633
595,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	641,296
974,431	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	1,045,471
		6,433,668
Federal National Mortgage Association - 11.9%
47,901	Federal National Mortgage Association, 5.50%, 11/01/16	50,573
28,888	Federal National Mortgage Association, 4.50%, 12/01/18	30,349
734,079	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	762,390
776,398	Federal National Mortgage Association, 4.16%, 08/01/21	854,573
421,222	Federal National Mortgage Association, 7.50%, 08/01/22	457,651
102,268	Federal National Mortgage Association, 4.00%, 06/01/24	108,948
41,799	Federal National Mortgage Association, 4.00%, 10/01/24	44,525
647,367	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	707,750
1,940,739	Federal National Mortgage Association, 3.31%, 01/01/33	1,981,213
1,002,825	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	1,079,866
536,685	Federal National Mortgage Association, 5.00%, 08/01/34	594,190
680,159	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	713,310
936,648	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	965,155
41,552	Federal National Mortgage Association, 5.50%, 08/01/37	46,569
192,899	Federal National Mortgage Association, 6.00%, 09/01/38	219,164
341,014	Federal National Mortgage Association, 4.50%, 06/01/39	374,393
1,254,245	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,278,116
585,150	Federal National Mortgage Association, 4.50%, 01/01/40	644,887
1,359,673	Federal National Mortgage Association, 4.00%, 04/01/41	1,464,785
701,732	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	734,620
406,691	Federal National Mortgage Association, 4.00%, 02/01/42	438,533
1,875,462	Federal National Mortgage Association, 4.50%, 08/01/44	2,069,676
		15,621,236

See accompanying Notes to Portfolio Investments.

Shares or Principal Amount	Security Description	Value
Government National Mortgage Association - 1.9%
$1,569,226	Government National Mortgage Association, 3.00%, 03/20/43	$1,610,729
814,765	Government National Mortgage Association, 4.72%, 06/20/61	875,220
		2,485,949
Small Business Administration Participation Certificates - 0.2%
254,257	Small Business Administration Participation Certificates, 2.88%, 09/10/21	261,132
Total Government and Agency Obligations (cost $48,390,159)		50,583,096
Preferred Stock - 0.4%
580	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 02/09/15) (e)	474,150
Total Preferred Stocks (cost $595,666)		474,150
Exchange Traded Funds - 0.4%
6,347	iShares iBoxx High Yield Corporate Bond Fund	568,691
Total Exchange Traded Funds (cost $554,470)		568,691
Investment Company - 1.0%
125,290	Federated Institutional High-Yield Bond Fund	1,237,862
Total Investment Company (cost $1,133,492)		1,237,862
Short Term Investments - 0.1%
Investment Company - 0.1%
185,196	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	185,196
Total Short Term Investments (cost $185,196)		185,196
Total Investments - 99.1% (cost $127,212,277)		129,927,780
Other assets in excess of liabilities - 0.9%		1,167,504
NET ASSETS - 100%		$131,095,284

(a)                                                         Variable rate security. The rate reflected is the rate in effect at December 31, 2014.

(b)                                                         The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors.  As of December 31, 2014, the aggregate value of these liquid securities was $5,449,766 which represented 4.2% of net assets.

(c)                                                          Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Investments.

(d)                                                         The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e)                                                          Perpetual maturity security.

(f)                                                           U.S. Treasury inflation indexed note, par amount is adjusted for inflation.

(g)                                                          Dividend yield changes daily to reflect current market conditions.  Rate was the quoted yield as of December 31, 2014.

ABS                                               Asset Backed Security

AMBAC                        AMBAC Indemnity Corp.

MBIA                                     Municipal Bond Investors Assurance

RB                                                      Revenue Bond

REMIC                             Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 66.1%
Consumer Discretionary - 9.3%
1,500	AutoZone Inc. (a)	$928,665
13,400	BorgWarner Inc.	736,330
13,000	Comcast Corp. - Class A	754,130
27,500	D.R. Horton Inc.	695,475
16,400	Discovery Communications Inc. - Class C (a)	553,008
8,000	Foot Locker Inc.	449,440
8,400	HanesBrands Inc.	937,608
7,900	Home Depot Inc.	829,263
4,000	Polaris Industries Inc.	604,960
33,000	PulteGroup Inc.	708,180
8,200	Starbucks Corp.	672,810
10,000	Tenneco Inc. (a)	566,100
5,450	Ulta Salon Cosmetics & Fragrance Inc. (a)	696,728
2,200	Wynn Resorts Ltd.	327,272
		9,459,969
Consumer Staples - 6.4%
8,800	Costco Wholesale Corp.	1,247,400
10,400	CVS Caremark Corp.	1,001,624
11,400	Hain Celestial Group Inc. (a)	664,506
4,675	Keurig Green Mountain Inc.	618,947
6,000	Mead Johnson Nutrition Co.	603,240
125,000	Rite Aid Corp. (a)	940,000
8,200	United Natural Foods Inc. (a)	634,065
22,000	WhiteWave Foods Co. - Class A (a)	769,780
		6,479,562
Energy - 3.9%
13,500	Bristow Group Inc.	888,165
3,000	Chevron Corp.	336,540
8,000	Concho Resources Inc. (a)	798,000
7,500	EOG Resources Inc.	690,525
12,800	Noble Energy Inc.	607,104
10,000	Oceaneering International Inc.	588,100
		3,908,434
Financials - 8.1%
4,650	Affiliated Managers Group Inc. (a)	986,916
10,000	American Tower Corp.	988,500
6,000	Capital One Financial Corp.	495,300
7,500	Credit Acceptance Corp. (a)	1,023,075
31,000	Home Bancshares Inc.	996,960
18,600	PRA Group Inc. (a)	1,077,498
4,950	Signature Bank (a)	623,502
15,000	Stifel Financial Corp. (a)	765,300
14,000	T. Rowe Price Group Inc.	1,202,040
		8,159,091
Health Care - 11.1%
3,000	Biogen Idec Inc. (a)	1,018,350
20,000	Catamaran Corp. (a)	1,035,000
8,700	Celgene Corp. (a)	973,182
12,000	Centene Corp. (a)	1,246,200
12,700	Cerner Corp. (a)	821,182
5,550	Cooper Cos. Inc.	899,600
13,813	Mallinckrodt Plc (a)	1,367,901
13,000	PerkinElmer Inc.	568,490
7,400	Teleflex Inc.	849,668
9,400	United Therapeutics Corp. (a)	1,217,206
30,000	Zoetis Inc. - Class A	1,290,900
		11,287,679
Industrials - 11.1%
4,650	Cummins Inc.	670,391
7,100	Dover Corp.	509,212
6,700	FedEx Corp.	1,163,522
14,850	Fortune Brands Home & Security Inc.	672,259
8,800	Lincoln Electric Holdings Inc.	607,992
13,100	Middleby Corp. (a)	1,298,210
5,900	Pall Corp.	597,139
5,300	Roper Industries Inc.	828,655
33,400	Southwest Airlines Co.	1,413,488
10,400	Spirit Airlines Inc. (a)	786,032
20,000	Trinity Industries Inc.	560,200
10,200	Union Pacific Corp.	1,215,126
8,500	United Rentals Inc. (a)	867,085
		11,189,311
Information Technology - 13.6%
13,000	Adobe Systems Inc. (a)	945,100
11,400	Akamai Technologies Inc. (a)	717,744
9,000	Apple Inc.	993,420
10,000	Avago Technologies Ltd.	1,005,900
25,000	Broadridge Financial Solutions Inc.	1,154,500
40,000	Cadence Design Systems Inc. (a)	758,800
5,050	Citrix Systems Inc. (a)	322,190
9,000	Cognizant Technology Solutions Corp. - Class A (a)	473,940
3,600	FactSet Research Systems Inc.	506,700
14,800	Fiserv Inc. (a)	1,050,356
4,000	FleetCor Technologies Inc. (a)	594,840
1,300	Google Inc. - Class C (a)	684,320
15,000	IAC/InterActiveCorp.	911,850
10,000	Jack Henry & Associates Inc.	621,400
9,000	MasterCard Inc. - Class A	775,440
34,900	Mentor Graphics Corp.	765,008
25,000	Methode Electronics Inc.	912,750
8,500	OSI Systems Inc. (a)	601,545
		13,795,803
Materials - 2.6%
22,100	Caesarstone Sdot-Yam Ltd.	1,322,022
8,800	Eastman Chemical Co.	667,568

See accompanying Notes to Portfolio Investments.

Shares or Principal Amount	Security Description	Value
14,700	HB Fuller Co.	$654,591
		2,644,181
Total Common Stocks (cost $50,897,634)		66,924,030
Non-U.S. Government Agency Asset-Backed Securities - 2.5%
$250,000	Cabela’s Master Credit Card Trust, 2.71%, 02/15/23	247,671
300,000	Capital One Multi-Asset Execution Trust, 1.48%, 09/15/17	300,119
282,143	Citicorp Residential Mortgage Securities REMIC, 5.90%, 07/25/36 (b)	293,650
145,000	Eaton Vance CLO Ltd., 1.68%, 07/15/26 (b)	143,588
220,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/16	220,491
310,000	FREMF Mortgage Trust REMIC, 2.73%, 10/25/17 (b)	311,334
170,000	Gallatin CLO III Ltd., 0.57%, 05/15/21 (b)	164,810
500,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 06/15/18	534,328
269,311	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	282,845
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,506,740)		2,498,836
Corporate Bonds - 11.3%
Consumer Discretionary - 1.5%
300,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	305,211
110,000	DIRECTV Holdings LLC, 3.95%, 01/15/25	110,866
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	326,008
200,000	Newell Rubbermaid Inc., 4.00%, 06/15/22	207,294
300,000	Viacom Inc., 6.25%, 04/30/16	320,555
250,000	Whirlpool Corp., 4.85%, 06/15/21	274,349
		1,544,283
Consumer Staples - 0.9%
250,000	Anheuser-Busch Cos. Inc., 5.00%, 03/01/19	278,003
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	349,445
300,000	Wal-Mart Stores Inc., 3.30%, 04/22/24	309,754
		937,202
Energy - 0.7%
160,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	156,198
500,000	Shell International Finance BV, 3.25%, 09/22/15	509,333
		665,531
Financials - 3.7%
300,000	American Express Co., 6.80%, 09/01/66 (b)	314,250
300,000	American Honda Finance Corp., 1.60%, 02/16/18	298,539
250,000	Bank of America Corp., 4.13%, 01/22/24	262,539
300,000	CME Group Inc., 3.00%, 09/15/22	304,871
300,000	General Electric Capital Corp., 6.38%, 11/15/67 (b)	321,750
500,000	Health Care REIT Inc., 6.20%, 06/01/16	534,893
300,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (b) (c)	322,890
250,000	Morgan Stanley, 4.75%, 03/22/17	266,314
250,000	Regions Bank, 7.50%, 05/15/18	290,224
300,000	Simon Property Group LP, 2.80%, 01/30/17	308,940
494,000	Vornado Realty Trust, 4.25%, 04/01/15	494,000
		3,719,210
Health Care - 0.8%
250,000	Novartis Securities Investment Ltd., 5.13%, 02/10/19	280,708
500,000	Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	504,746
		785,454
Industrials - 1.4%
300,000	Burlington Northern Santa Fe LLC, 3.75%, 04/01/24	311,989
250,000	Caterpillar Inc., 7.90%, 12/15/18	304,810
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (d)	579,743
255,000	Textron Inc., 3.65%, 03/01/21	261,779
		1,458,321
Information Technology - 0.6%
300,000	Intel Corp., 2.70%, 12/15/22	298,216
300,000	Oracle Corp., 3.40%, 07/08/24	306,622
		604,838
Telecommunication Services - 0.3%
300,000	Verizon Communications Inc., 5.15%, 09/15/23	331,270

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
Utilities - 1.4%
$400,000	Commonwealth Edison Co., 4.00%, 08/01/20	$429,167
450,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	497,259
500,000	Sempra Energy, 6.50%, 06/01/16	537,050
		1,463,476
Total Corporate Bonds (cost $11,312,977)		11,509,585
Government and Agency Obligations - 17.6%
GOVERNMENT SECURITIES - 17.2%
Municipals - 3.0%
350,000	California State University, RB, 5.45%, 11/01/22	410,581
250,000	City of Aurora, Illinois, GO, Series A, 4.25%, 12/30/17	267,185
250,000	City of Industry, California, RB, 7.00%, 01/01/21	290,203
150,000	County of St. Charles, Missouri, RB, 5.16%, 10/01/20	168,210
190,000	Denver City & County Board of Water Commission, RB, Series A, 5.00%, 12/15/19	216,718
100,000	Denver Regional Transportation District, RB, 2.21%, 11/01/21	97,140
195,000	Kansas Development Finance Authority, RB, Series N, 5.20%, 11/01/19	221,411
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	333,609
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	219,824
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	225,564
100,000	State of Florida Lottery, RB, 5.19%, 07/01/19	111,838
200,000	Town of Parker, Colorado, Series A, 5.30%, 11/01/18	216,568
155,000	Upper St. Clair Township School District, 2.86%, 07/15/21	156,641
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	112,370
		3,047,862
U.S. Treasury Securities - 14.2%
2,895,000	U.S. Treasury Note, 1.75%, 05/31/16	2,946,907
3,550,000	U.S. Treasury Note, 0.63%, 09/30/17	3,510,339
480,000	U.S. Treasury Note, 0.75%, 12/31/17	474,750
3,540,000	U.S. Treasury Note, 1.25%, 01/31/19	3,505,704
2,010,000	U.S. Treasury Note, 2.00%, 02/28/21	2,023,190
1,940,000	U.S. Treasury Note, 1.63%, 11/15/22	1,880,739
		14,341,629
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 0.4%
Federal National Mortgage Association - 0.4%
198,068	Federal National Mortgage Association, 3.50%, 12/01/26	209,522
190,459	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	194,084
		403,606
Total Government and Agency Obligations (cost $17,478,027)		17,793,097
Short Term Investments - 2.3%
Investment Company - 2.3%
2,352,679	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (e)	2,352,679
Total Short Term Investments (cost $2,352,679)		2,352,679
Total Investments - 99.8% (cost $84,548,057)		101,078,227
Other assets in excess of liabilities - 0.2%		224,438
NET ASSETS - 100%		$ 101,302,665

(a)                                                         Non-income producing security.

(b)                                                         Variable rate security. The rate reflected is the rate in effect at December 31, 2014.

(c)                                                          Perpetual maturity security.

(d)                                                         The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors.  As of December 31, 2014, the aggregate value of these liquid securities was $579,743 which represented 0.6% of net assets.

(e)                                                          Dividend yield changes daily to reflect current market conditions.  Rate was the quoted yield as of December 31, 2014.

CLO                                              Collateralized Loan Obligation

GO                                                      General Obligation

RB                                                      Revenue Bond

REIT                                          Real Estate Investment Trust

REMIC                             Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 98.4%
Consumer Discretionary - 20.0%
2,804	AutoZone Inc. (a)	$1,735,984
30,144	BorgWarner Inc.	1,656,413
34,680	Brinker International Inc.	2,035,369
30,522	Cabela’s Inc. (a)	1,608,815
26,400	Carter’s Inc.	2,304,984
67,810	D.R. Horton Inc.	1,714,915
36,662	Discovery Communications Inc. - Class C (a)	1,236,243
16,819	Foot Locker Inc.	944,891
43,800	Grand Canyon Education Inc. (a)	2,043,708
112,600	Groupon Inc. - Class A (a)	930,076
20,926	HanesBrands Inc.	2,335,760
9,480	O’Reilly Automotive Inc. (a)	1,826,038
11,914	Polaris Industries Inc.	1,801,873
70,897	PulteGroup Inc.	1,521,450
8,200	Restoration Hardware Holdings Inc. (a)	787,282
114,428	Standard Pacific Corp. (a)	834,180
36,422	Tenneco Inc. (a)	2,061,849
21,920	Ulta Salon Cosmetics & Fragrance Inc. (a)	2,802,253
8,232	Wynn Resorts Ltd.	1,224,592
		31,406,675
Consumer Staples - 6.1%
39,260	Hain Celestial Group Inc. (a)	2,288,465
18,512	Herbalife Ltd.	697,902
9,300	Keurig Green Mountain Inc.	1,231,274
379,380	Rite Aid Corp. (a)	2,852,938
72,400	WhiteWave Foods Co. - Class A (a)	2,533,276
		9,603,855
Energy - 3.4%
13,900	Bristow Group Inc.	914,481
14,000	Concho Resources Inc. (a)	1,396,500
33,761	Noble Energy Inc.	1,601,284
25,000	Oceaneering International Inc.	1,470,250
1,003	Whiting Petroleum Corp. (a)	33,100
		5,415,615
Financials - 10.5%
11,910	Affiliated Managers Group Inc. (a)	2,527,778
15,648	Credit Acceptance Corp. (a)	2,134,544
77,000	Home Bancshares Inc.	2,476,320
45,962	PRA Group Inc. (a)	2,662,579
12,914	Signature Bank (a)	1,626,647
49,248	Stifel Financial Corp. (a)	2,512,633
29,500	T. Rowe Price Group Inc.	2,532,870
		16,473,371
Health Care - 18.5%
210,680	Allscripts Healthcare Solutions Inc. (a)	2,690,384
27,360	Bio-Techne Corp.	2,528,064
50,735	Catamaran Corp. (a)	2,625,536
30,000	Centene Corp. (a)	3,115,500
38,324	Cerner Corp. (a)	2,478,030
18,000	Cooper Cos. Inc.	2,917,620
44,850	Mallinckrodt Plc (a)	4,441,495
26,000	PerkinElmer Inc.	1,136,980
21,341	Teleflex Inc.	2,450,374
22,591	United Therapeutics Corp. (a)	2,925,309
44,000	Zoetis Inc. - Class A	1,893,320
		29,202,612
Industrials - 15.1%
13,550	Cummins Inc.	1,953,503
17,594	Dover Corp.	1,261,842
36,800	Fortune Brands Home & Security Inc.	1,665,936
17,867	Genesee & Wyoming Inc. - Class A (a)	1,606,601
27,660	HD Supply Holdings Inc. (a)	815,693
17,682	Lincoln Electric Holdings Inc.	1,221,649
25,500	Middleby Corp. (a)	2,527,050
18,000	Pall Corp.	1,821,780
12,116	Roper Industries Inc.	1,894,337
88,137	Southwest Airlines Co.	3,729,958
14,800	Spirit Airlines Inc. (a)	1,118,584
46,600	Trinity Industries Inc.	1,305,266
19,150	United Rentals Inc. (a)	1,953,492
21,740	XPO Logistics Inc. (a)	888,731
		23,764,422
Information Technology - 20.9%
27,301	Akamai Technologies Inc. (a)	1,718,871
69,140	ARRIS Group Inc. (a)	2,087,337
28,700	Avago Technologies Ltd.	2,886,933
55,113	Broadridge Financial Solutions Inc.	2,545,118
148,330	Cadence Design Systems Inc. (a)	2,813,820
17,867	Citrix Systems Inc. (a)	1,139,915
9,934	FactSet Research Systems Inc.	1,398,211
48,622	Fiserv Inc. (a)	3,450,703
11,500	FleetCor Technologies Inc. (a)	1,710,165
46,620	IAC/InterActiveCorp.	2,834,030
27,417	Jack Henry & Associates Inc.	1,703,692
91,337	Mentor Graphics Corp.	2,002,107
20,450	Methode Electronics Inc.	746,630
45,250	Microchip Technology Inc.	2,041,227
24,821	OSI Systems Inc. (a)	1,756,582
64,370	QLIK Technologies Inc. (a)	1,988,389
		32,823,730
Materials - 3.9%
36,500	Caesarstone Sdot-Yam Ltd.	2,183,430
20,384	Eastman Chemical Co.	1,546,330
28,788	FMC Corp.	1,641,780

See accompanying Notes to Portfolio Investments.

Shares	Security Description	Value
18,676	HB Fuller Co.	$831,642
		6,203,182
Total Common Stocks (cost $104,236,389)		154,893,462
Short Term Investments - 1.6%
Investment Company - 1.6%
2,582,951	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	2,582,951
Total Short Term Investments (cost $2,582,951)		2,582,951
Total Investments - 100.0% (cost $106,819,340)		157,476,413
Liabilities in excess of other assets - (0.0%)		(73,190)
NET ASSETS - 100%		$157,403,223

(a)                                 Non-income producing security.

(b)                                 Dividend yield changes daily to reflect current market conditions.  Rate was the quoted yield as of December 31, 2014.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 99.4%
Consumer Discretionary - 12.2%
140,050	Ann Inc. (a)	$5,109,024
84,425	Buckle Inc.	4,434,001
382,800	Callaway Golf Co.	2,947,560
153,900	Iconix Brand Group Inc. (a)	5,200,281
39,850	Jack in the Box Inc.	3,186,406
90,450	Steiner Leisure Ltd. (a)	4,179,695
178,300	Tumi Holdings Inc. (a)	4,231,059
91,300	Vitamin Shoppe Inc. (a)	4,435,354
		33,723,380
Consumer Staples - 3.5%
72,225	Calavo Growers Inc.	3,416,243
96,625	Inter Parfums Inc.	2,652,356
36,600	Lancaster Colony Corp.	3,427,224
		9,495,823
Energy - 3.7%
145,150	Matrix Service Co. (a)	3,239,748
66,050	PDC Energy Inc. (a)	2,725,883
49,275	SM Energy Co.	1,901,030
74,800	Tidewater Inc.	2,424,268
		10,290,929
Financials - 23.5%
304,375	Cardinal Financial Corp.	6,035,756
52,125	Cullen/Frost Bankers Inc.	3,682,110
103,675	Greenlight Capital Re Ltd. - Class A (a)	3,384,989
62,900	Home Properties Inc.	4,126,240
144,175	LTC Properties Inc.	6,224,035
172,300	MB Financial Inc.	5,661,778
415,500	Old National Bancorp	6,182,640
103,600	Opus Bank (a)	2,939,132
223,000	Selective Insurance Group	6,058,910
150,875	Southside Bancshares Inc.	4,361,796
92,625	Stifel Financial Corp. (a)	4,725,728
69,475	UMB Financial Corp.	3,952,433
133,225	United Bankshares Inc.	4,989,276
13,625	Virtus Investment Partners Inc.	2,322,926
		64,647,749
Health Care - 13.3%
279,700	AMN Healthcare Services Inc. (a)	5,482,120
47,375	Analogic Corp.	4,008,399
112,725	Genomic Health Inc. (a)	3,603,818
64,600	Greatbatch Inc. (a)	3,184,780
70,800	Integra LifeSciences Holdings Corp. (a)	3,839,484
121,025	Masimo Corp. (a)	3,187,798
78,800	Team Health Holdings Inc. (a)	4,533,364
74,900	VCA Antech Inc. (a)	3,652,873
96,925	West Pharmaceutical Services Inc.	5,160,287
		36,652,923
Industrials - 15.9%
152,475	Actuant Corp. - Class A	4,153,419
145,150	Barnes Group Inc.	5,372,001
82,725	CLARCOR Inc.	5,512,794
101,775	Forward Air Corp.	5,126,407
93,775	Franklin Electric Co. Inc.	3,519,376
111,125	Granite Construction Inc.	4,224,972
67,175	Multi-Color Corp.	3,722,839
302,950	Navigant Consulting Inc. (a)	4,656,341
156,775	Tetra Tech Inc.	4,185,893
109,400	TriMas Corp. (a)	3,423,126
		43,897,168
Information Technology - 19.3%
43,650	Anixter International Inc.	3,861,279
36,025	CACI International Inc. - Class A (a)	3,104,634
55,000	Coherent Inc. (a)	3,339,600
48,050	Littelfuse Inc.	4,644,993
81,000	Methode Electronics Inc.	2,957,310
360,400	Micrel Inc.	5,229,404
151,900	Microsemi Corp. (a)	4,310,922
66,325	MTS Systems Corp.	4,976,365
94,625	National Instruments Corp.	2,941,891
81,675	NetGear Inc. (a)	2,905,997
129,800	Park Electrochemical Corp.	3,235,914
128,075	PTC INC (a)	4,693,949
71,950	Syntel Inc. (a)	3,236,311
48,500	Zebra Technologies Corp. - Class A (a)	3,754,385
		53,192,954
Materials - 4.2%
84,425	Carpenter Technology Corp.	4,157,931
86,150	Materion Corp.	3,035,065
72,225	Sensient Technologies Corp.	4,358,056
		11,551,052
Utilities - 3.8%
78,250	IDACORP Inc.	5,179,368
126,125	Westar Energy Inc.	5,201,395
		10,380,763
Total Common Stocks (cost $210,090,875)		273,832,741

See accompanying Notes to Portfolio Investments.

Shares	Security Description	Value
Short Term Investments - 0.6%
Investment Company - 0.6%
1,580,739	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$1,580,739
Total Short Term Investments (cost $1,580,739)		1,580,739
Total Investments - 100.0% (cost $211,671,614)		275,413,480
Liabilities in excess of other assets - (0.0%)		(45,479)
NET ASSETS - 100%		$275,368,001

(a)                                 Non-income producing security.

(b)                                 Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2014.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2014

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Tributary Funds, Inc. (the “Company”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  As of December 31, 2014 the Company offered shares of five distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to:  type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser and Treasurer, who serves on the committee as a non-voting member.  The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

QUARTERLY REPORT 2014

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

Level 1 — includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 — includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 — includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2014, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$41,732,350	$189,996	$41,922,346
Corporate Bonds	—	28,092,756	—	28,092,756
Government and Agency Obligations	—	43,779,288	—	43,779,288
Preferred Stocks	449,625	—	—	449,625
Short Term Investments	111,920	—	—	111,920
Total	$561,545	$113,604,394	$189,996	$114,355,935

QUARTERLY REPORT 2014

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$45,631,616	$524,990	$46,156,606
Corporate Bonds	—	30,722,179	—	30,722,179
Government and Agency Obligations	—	50,583,096	—	50,583,096
Preferred Stock	474,150	—	—	474,150
Exchange Traded Funds	568,691	—	—	568,691
Investment Company	1,237,862	—	—	1,237,862
Short Term Investments	185,196	—	—	185,196
Total	$2,465,899	$126,936,891	$524,990	$129,927,780
Balanced Fund
Common Stocks	$66,924,030	$—	$—	$66,924,030
Non-U.S. Government Agency Asset-Backed Securities	—	2,498,836	—	2,498,836
Corporate Bonds	—	11,509,585	—	11,509,585
Government and Agency Obligations	—	17,793,097	—	17,793,097
Short Term Investments	2,352,679	—	—	2,352,679
Total	$69,276,709	$31,801,518	$—	$101,078,227
Growth Opportunities Fund
Common Stocks	$154,893,462	$—	$—	$154,893,462
Short Term Investments	2,582,951	—	—	2,582,951
Total	$157,476,413	$—	$—	$157,476,413
Small Company Fund
Common Stocks	$273,832,741	$—	$—	$273,832,741
Short Term Investments	1,580,739	—	—	1,580,739
Total	$275,413,480	$—	$—	$275,413,480

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended December 31, 2014.  There were no significant Level 3 valuations for which unobservable valuation inputs were developed at December 31, 2014.

Securities Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

QUARTERLY REPORT 2014

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2014 (Unaudited)

2. Federal Income Taxes

As of December 31, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$114,523,763	$591,752	$(759,580)	$(167,828)
Income Fund	127,487,883	3,622,525	(1,182,628)	2,439,897
Balanced Fund	84,582,593	17,287,554	(791,920)	16,495,634
Growth Opportunities Fund	106,819,339	52,290,095	(1,633,021)	50,657,074
Small Company Fund	211,665,792	67,649,347	(3,901,659)	63,747,688

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales and tax amortization/accretion methods for premium and market discount.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	February 26, 2015

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	February 26, 2015

Exhibit List

Exhibit 3(a):                            Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.